ICAP FUNDS, INC.
                  SUPPLEMENT TO THE PROSPECTUS

                 Dated April 30, 1997

     Capitalized terms used herein shall have the same meaning as used in the Prospectus

Revised Minimum Initial Investment


     Effective August 11, 1997, the minimum initial investment required by each Portfolio shall be $10,000.
This minimum may be changed or waived at any time at the discretion of the Company.


This Supplement should be retained with your Prospectus
                 for future reference.

    The date of this Supplement is August 11, 1997.